Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows:

	Agora	Easemob	Total
	(in US$ thousands)
Balance of December 31, 2022	$—	$31,928	$31,928
Impairment	—	(31,928)	(31,928)
Balance of December 31, 2023	$—	$—	$—
Balance of December 31, 2024	$—	$—	$—